Segments	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segments

21.	SEGMENTS
The Company reports financial performance based on the following two reportable segments: Systems & Support and Aerospace Structures. The Company’s reportable segments are aligned with how the business is managed, and the Company’s views of the markets it serves. The Chief Operating Decision Maker (the “CODM”) evaluates performance and allocates resources based upon review of segment information. The CODM utilizes earnings before interest, income taxes, depreciation and amortization, and pension (“Adjusted EBITDAP”) as a primary measure of segment profitability to evaluate performance of its segments and allocate resources.
Segment Adjusted EBITDAP is total segment revenue reduced by operating expenses (less depreciation and amortization) identifiable with that segment. Corporate includes general corporate administrative costs and any other costs not identifiable with one of the Company’s segments, including loss on sale of assets and businesses of $67,037 for the year ended March 31, 2020.
The Company does not accumulate net sales information by product or service or groups of similar products and services, and therefore the Company does not disclose net sales by product or service because to do so would be impracticable.
Selected financial information for each reportable segment is as follows:

	Year Ended March 31, 2020
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$2,900,117	$—	$1,350,761	$1,549,356
Intersegment sales (eliminated in consolidation)	—	(13,334)	6,803	6,531
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	305,784	—	205,352	100,432
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(138,168)	(3,374)	(32,376)	(102,418)
Interest expense and other, net	(122,129)
Corporate expenses	(53,082)
Share-based compensation expense	(11,062)
Loss on sale of assets and businesses	(56,916)
Amortization of acquired contract liabilities	75,286
Non-service defined benefit income	40,587
Union represented employee incentives	(7,071)
Legal judgment gain, net	9,257
Impairment of goodwill	(66,121)

Income before income taxes	(23,635)

Total capital expenditures	$39,834	$1,502	$17,141	$21,191
Total assets	$2,980,333	$481,162	$1,478,679	$1,020,492

	Year Ended March 31, 2019
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$3,364,930	$—	$1,309,474	$2,055,456
Intersegment sales (eliminated in consolidation)	—	(22,485)	15,537	6,948
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	215,418	—	202,346	13,072
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(149,904)	(3,100)	(35,373)	(111,431)
Interest expense and other, net	(114,619)
Corporate expenses	(74,706)
Share-based compensation expense	(10,259)
Loss on sale of assets and businesses	(235,301)
Amortization of acquired contract liabilities	67,314
Non-service defined benefit income	56,726
Loss on adoption of ASU 2017-07	(87,241)

Income before income taxes	(332,572)

Total capital expenditures	$47,099	$784	$15,734	$30,581
Total assets	$2,854,574	$110,372	$1,487,163	$1,257,039

	Year Ended March 31, 2018
	Total	Corporate & Eliminations	Systems & Support	Aerospace Structures
Net sales to external customers	$3,198,951	$—	$1,253,640	$1,945,311
Intersegment sales (eliminated in consolidation)	—	(23,286)	13,868	9,418
Segment profit and reconciliation to consolidated income before income taxes:
Adjusted EBITDAP	229,534	—	235,540	(6,006)
Reconciliation of segment profit to income (loss) before income taxes
Depreciation and amortization	(158,368)	(1,852)	(42,730)	(113,786)
Interest expense and other, net	(99,442)
Corporate expenses	(88,037)
Share-based compensation expense	(7,949)
Loss on sale of assets and businesses	(30,741)
Amortization of acquired contract liabilities	125,148
Non-service defined benefit income	97,079
Impairment of goodwill	(535,227)

Income before income taxes	(468,003)

Total capital expenditures	$42,050	$4,179	$8,352	$29,519
During fiscal years ended March 31, 2020, 2019, and 2018, the Company had foreign sales of $724,193, $960,299, and $758,936, respectively. The Company reports as foreign sales those sales with delivery points outside of the United States. As of March 31, 2020 and 2019, the Company had foreign long-lived assets of $205,243 and $294,990, respectively.